Convertible Preferred Stock and Stockholders' (Deficit) Equity	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Convertible Preferred Stock and Stockholders' (Deficit) Equity

7. Convertible Preferred Stock and Stockholders’ (Deficit) Equity

Convertible Preferred Stock

Series A Convertible Preferred Stock

In May 2010, the Company entered into an agreement with two investors for the purchase of Series A convertible preferred stock at $31.092 per share. The Company issued 339,863 shares of Series A convertible preferred stock upon the conversion of the Notes and related accrued interest totaling $10.6 million (see Note 4).

Series B Convertible Preferred Stock

In August 2010, the Company entered into an agreement with several investors for the purchase of 1,708,076 shares of the Company’s Series B convertible preferred stock to be completed in three closings. The Company issued 708,030 shares of Series B convertible preferred stock at $14.1766 per share for $10.0 million in cash. The Company evaluated the purchase right associated with the second and third tranche closings of the Series B convertible preferred stock and determined that since the purchase right was separately transferrable, the purchase right was therefore a freestanding financial instrument which required separate accounting treatment (see Note 6).

In February 2011, the Company completed a special closing of the Series B convertible preferred stock through the sale of 3,664 shares of Series B convertible preferred stock at $14.1766 per share for net proceeds of approximately $0.1 million in cash.

In May 2011, the Company completed a scheduled second closing of its Series B convertible preferred stock through the sale of 996,382 shares Series B convertible preferred stock at $14.1766 per share for net proceeds of $14.1 million in cash.

Series C Convertible Preferred Stock

In August 2013, the Company entered into a stock purchase agreement with investors for the purchase of 7,040,026 shares of Series C convertible preferred stock at $8.79 per share, to be completed in two closings. The Company issued 4,420,577 shares in the first closing for net proceeds of $22.6 million in cash, plus the conversion of secured convertible promissory notes totaling approximately $16.0 million, including principal and accrued interest. The Company evaluated the purchase right associated with the second tranche of the Series C convertible preferred stock and determined that it was an embedded derivative which did not require separate accounting treatment as the purchase right was not separately transferable.

In September 2013, the Company completed a special closing of its Series C convertible preferred stock through the sale of 8,532 shares of Series C convertible preferred stock at $8.79 per share for net proceeds of $0.1 million.

In December 2013, the Company completed a second closing of its Series C convertible preferred stock through the sale of 2,610,917 shares of Series C convertible preferred stock at $8.79 per share for net proceeds of $22.9 million.

Series D Convertible Preferred Stock

On April 23, 2014, the Company completed the sale of 4,126,080 shares of Series D convertible preferred stock to new and existing investors at $11.96 per share for net cash proceeds of $49.2 million (see Note 11).

The designated, issued and outstanding shares of convertible preferred stock by series as of December 31, 2012 are as follows (liquidation preference in thousands):

	Shares Designated	Shares Outstanding	Common Stock Equivalents	Liquidation Preference
Series A	406,712	339,863	745,387	$13,209
Series B	3,168,373	1,708,076	1,708,076	36,322

	3,575,085	2,047,939	2,453,463	$49,531

The designated, issued and outstanding shares of convertible preferred stock by series as of December 31, 2013 are as follows (liquidation preference in thousands):

	Shares Designated	Shares Outstanding	Common Stock Equivalents	Liquidation Preference
Series A	404,671	339,863	745,387	$2,987
Series B	1,708,076	1,708,076	1,708,076	15,014
Series C	7,407,062	7,040,026	7,040,026	92,823

	9,519,809	9,087,965	9,493,489	$110,824

In connection with the IPO, all of the Company’s outstanding shares of convertible preferred stock were automatically converted into shares of common stock. No preferred stock dividends were ever paid or declared by the Company.

Dividends

The holders of the Series C convertible preferred stock are entitled to receive annual noncumulative dividends at a rate of 8% of the original Series C issuance price per annum. The Series C convertible preferred stock dividends are payable when and if declared by the Company’s Board of Directors and are payable in preference and in priority to any dividends on the Series B convertible preferred stock, Series A convertible preferred stock and common stock. The holders of the Series B convertible preferred stock are entitled to receive annual noncumulative dividends at a rate of 8% of the original Series B issuance price per annum. The Series B convertible preferred stock dividends are payable when and if declared by the Company’s Board of Directors and are payable in preference and in priority to any dividends on the Series A convertible preferred stock and common stock. The holders of the Series A convertible preferred stock are entitled to receive annual noncumulative dividends at a rate of 8% of the original Series A issuance price per annum. The Series A convertible preferred stock dividends are payable when and if declared by the Company’s Board of Directors. The Series A convertible preferred stock dividends are payable in preference and in priority to any dividends on common stock (see Note 11).

Liquidation Preferences

In August 2013, in connection with the Company’s Series C convertible preferred stock financing, the Company amended its certificate of incorporation. Prior to the issuance of the Series C convertible preferred stock, the liquidation preferences on the Series A convertible preferred stock and the Series B convertible preferred stock were approximately $38.8659 and $21.2648 per share, respectively. Subsequent to the Series C convertible preferred stock financing, the liquidation preferences are described below.

Prior to any payment to the holders of the Series B convertible preferred stock, Series A convertible preferred stock and common stock, the holders of the Series C convertible preferred stock are entitled to receive a liquidation preference equal to $13.185 per share, subject to certain anti-dilution adjustments, plus all declared but unpaid dividends on the Series C convertible preferred stock. Prior to any payment to the holders of the Series A convertible preferred stock and common stock, the holders of the Series B convertible preferred stock are entitled to receive a liquidation preference equal to $8.79 per share, subject to certain anti-dilution adjustments, plus all declared but unpaid dividends on the Series B convertible preferred stock. The holders of the Series A convertible preferred stock are entitled to receive a liquidation preference equal to $8.79 per share, subject to certain anti-dilution adjustments, plus all declared but unpaid dividends on the Series A convertible preferred stock. Liquidation payments to the holders of Series A convertible preferred stock have priority and are made in preference to any payments to the holders of common stock. After payment of the full liquidation preferences of the convertible preferred stock, the remaining assets, if any, will be distributed to the holders of the common stock and preferred stock (on an as-if-converted to common stock basis); provided, however that the aggregate amount per share which a holder of a share of convertible preferred stock shall receive shall not exceed $26.37 per share (see Note 11).

Conversion

The shares of Series A convertible preferred stock are convertible into shares of common stock at a ratio of 1:2.193204365 at the option of the holder, subject to certain anti-dilution and other adjustments. The shares of Series B convertible preferred stock and Series C convertible preferred stock are convertible into shares of common stock at a ratio of 1:1 at the option of the holder, subject to certain anti-dilution and other adjustments. Each share of convertible preferred stock is automatically converted into common stock immediately upon: (i) the Company’s sale of its common stock in a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933, as amended, in which the per share price is at least $43.95 (as adjusted) and the net cash proceeds are at least $75,000,000 or (ii) upon the written consent of the holders of at least 64% of the then outstanding Series C convertible preferred stock (the Requisite Holders) (see Note 11).

Redemption

At any time following the sixth anniversary of the date the first share of Series C convertible preferred stock was issued (see Note 11), if requested in writing by the Requisite Holders, the Company shall, to the extent it may lawfully do so, redeem all of the outstanding Series A convertible preferred stock, Series B convertible preferred stock and Series C convertible preferred stock in two equal annual installments to be made on both the date that is 60 days following the date of the Requisite Holders’ written request and on the one-year anniversary following the date of the Requisite Holders’ written request.

The Company is accreting the issuance costs of the convertible preferred stock and the convertible preferred stock purchase right up to the redemption amount using the effective interest rate method. The Company does not have any redemption requirements until 2019. The aggregate amount of redemption requirements for all series of convertible preferred stock outstanding, excluding warrants, that are potentially redeemable assuming exercise of redemption rights at the earliest possible date, is $79.8 million of which $39.9 million is redeemable in each of the years ending December 31, 2019 and 2020 (see Note 11).

Voting Rights

The preferred stockholders have voting rights equal to the number of common shares they would own upon conversion of their shares of convertible preferred stock, which is currently at a ratio of 2.193204365 shares of common stock to one share of Series A convertible preferred stock for the Series A preferred stockholders and at a one for one ratio into common stock for the Series B and Series C preferred stockholders (see Note 11).

Common Stock Subject to Repurchase

During 2009, the Company sold 11,621 shares of restricted common stock to consultants and employees for $0.001 per share. The common shares generally vest 25% after one year and then monthly over the following three years. As of December 31, 2012, 10,828 of these shares were vested. As of December 31, 2013 and September 30, 2014, all of these shares were vested.

The Company’s 2010 Equity Incentive Plan (the 2010 Plan), allows for early exercise of certain option awards issued under the plan. As of December 31, 2012 and 2013, no options had been early exercised. As of September 30, 2014, options had been exercised for the purchase of 16,294 shares of common stock, which were unvested and subject to repurchase. Under the authoritative guidance, early exercise is not considered an exercise for accounting purposes and, therefore, any payment for unvested shares is recognized as a liability at the original exercise price. As of September 30, 2014, the Company has recorded an early exercise liability of $54,000 and no shares have been repurchased by the Company.

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance is as follows in common equivalent shares:

	December 31, 2013	September 30, 2014
Conversion of convertible preferred stock	9,493,489	—
Warrants for the purchase of convertible preferred stock	483,517	—
Warrants for the purchase of common stock	—	142,113
Common stock options issued and outstanding	1,235,705	2,058,910
Common stock options available for future grant	537,993	2,602,675
Common stock reserved for issuance under ESPP	—	380,000

Total common stock reserved for future issuance	11,750,704	5,183,698